Supplement to the

Fidelity® Variable Insurance Products

Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio,
Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio,
Freedom 2040 Portfolio, Freedom 2045 Portfolio, and Freedom 2050 Portfolio
Initial Class, Service Class, and Service Class 2

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

Effective on or before March 31, 2014, Christopher Sharpe no longer serves as a co-manager of the funds. All references to Mr. Sharpe are no longer applicable.

Brett Sumsion serves as a co-manager of the funds. The following information supplements the similar information found in the "Management Contracts" section beginning on page 55.

Brett Sumsion is co-manager of each VIP Freedom Portfolio and receives compensation for his services. As of January 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each VIP Freedom Portfolio is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark composite index, on which the fund's target asset allocation is based over time. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

VIPFF2KB-14-01  March 13, 2014
1.848946.103

The following table provides information relating to other accounts managed by Mr. Sumsion as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	98	225	33
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 180,809	$ 35,030	$ 2,372
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Freedom Income Portfolio ($29 (in millions) assets managed), VIP Freedom 2005 Portfolio ($8 (in millions) assets managed), VIP Freedom 2010 Portfolio ($277 (in millions) assets managed), VIP Freedom 2015 Portfolio ($113 (in millions) assets managed), VIP Freedom 2020 Portfolio ($725 (in millions) assets managed), VIP Freedom 2025 Portfolio ($91 (in millions) assets managed), VIP Freedom 2030 Portfolio ($234 (in millions) assets managed), VIP Freedom 2035 Portfolio ($7 (in millions) assets managed), VIP Freedom 2040 Portfolio ($22 (in millions) assets managed), VIP Freedom 2045 Portfolio ($3 (in millions) assets managed), and VIP Freedom 2050 Portfolio ($5 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Sumsion as of January 31, 2014:

Fund	Dollar Range of Fund Shares Owned as of January 31, 2014
VIP Freedom Income Portfolio	none
VIP Freedom 2005 Portfolio	none
VIP Freedom 2010 Portfolio	none
VIP Freedom 2015 Portfolio	none
VIP Freedom 2020 Portfolio	none
VIP Freedom 2025 Portfolio	none
VIP Freedom 2030 Portfolio	none
VIP Freedom 2035 Portfolio	none
VIP Freedom 2040 Portfolio	none
VIP Freedom 2045 Portfolio	none
VIP Freedom 2050 Portfolio	none

Supplement to the

Fidelity® Variable Insurance Products

Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio,
and Freedom Lifetime Income III Portfolio

Investor Class

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

Effective on or before March 31, 2014, Christopher Sharpe no longer serves as a co-manager of the funds. All references to Mr. Sharpe are no longer applicable.

Brett Sumsion serves as a co-manager of the funds. The following information supplements the similar information found in the "Management Contracts" section beginning on page 52.

Brett Sumsion is co-manager of each VIP Freedom Lifetime Income Portfolio and receives compensation for his services. As of January 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each VIP Freedom Lifetime Income Portfolio is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark composite index, on which the fund's target asset allocation is based over time. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

VIPFLIB-14-01  March 13, 2014
1.848948.103

The following table provides information relating to other accounts managed by Mr. Sumsion as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	98	225	33
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 180,809	$ 35,030	$ 2,372
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Freedom Lifetime Income I Portfolio ($13 (in millions) assets managed), VIP Freedom Lifetime Income II Portfolio ($23 (in millions) assets managed), and VIP Freedom Lifetime Income III Portfolio ($13 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Sumsion as of January 31, 2014:

VIP Freedom Lifetime Income I Portfolio	VIP Freedom Lifetime Income II Portfolio	VIP Freedom Lifetime Income III Portfolio
none	none	none

Supplement to the
Fidelity® Variable Insurance Products

Investor Freedom® Portfolios

Investor Freedom Income® Portfolio, Investor Freedom® 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, and Investor Freedom 2030 Portfolio

Funds of Variable Insurance Products Fund V

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

Effective on or before March 31, 2014, Christopher Sharpe no longer serves as a co-manager of the funds. All references to Mr. Sharpe are no longer applicable.

Brett Sumsion serves as a co-manager of the funds. The following information supplements the similar information found in the "Management Contracts" section beginning on page 53.

Brett Sumsion is co-manager of each VIP Investor Freedom Portfolio and receives compensation for his services. As of January 31, 2014, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of each VIP Investor Freedom Portfolio is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark composite index, on which the fund's target asset allocation is based over time. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

VIPIFFB-14-01  March 13, 2014
1.848943.103

The following table provides information relating to other accounts managed by Mr. Sumsion as of January 31, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	98	225	33
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 180,809	$ 35,030	$ 2,372
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Investor Freedom Income Portfolio ($61 (in millions) assets managed), VIP Investor Freedom 2005 Portfolio ($19 (in millions) assets managed), VIP Investor Freedom 2010 Portfolio ($61 (in millions) assets managed), VIP Investor Freedom 2015 Portfolio ($96 (in millions) assets managed), VIP Investor Freedom 2020 Portfolio ($162 (in millions) assets managed), VIP Investor Freedom 2025 Portfolio ($114 (in millions) assets managed), and VIP Investor Freedom 2030 Portfolio ($112 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Sumsion as of January 31, 2014:

Dollar Range of Fund Shares Owned As of January 31, 2014
VIP Investor Freedom Income Portfolio	VIP Investor Freedom 2005 Portfolio	VIP Investor Freedom 2010 Portfolio	VIP Investor Freedom 2015 Portfolio	VIP Investor Freedom 2020 Portfolio	VIP Investor Freedom 2025 Portfolio	VIP Investor Freedom 2030 Portfolio
none	none	none	none	none	none	none